FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June | FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June
Prospectus [Line Items]
Annual Return [Percent]	10.09%	14.93%	(0.23%)